Trade receivables	12 Months Ended
Mar. 29, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables
Trade receivables

	March 29, 2020	March 31, 2019
	$	$
Trade accounts receivable	32.0	19.7
Credit card receivables	2.1	1.6
	34.1	21.3
Less: expected credit loss and sales allowances	(1.8)	(0.9)
Trade receivables, net	32.3	20.4

The following are the continuities of the Company’s expected credit loss and sales allowances deducted from trade receivables:

	March 29, 2020			March 31, 2019
	Expected credit loss	Sales allowances	Total	Expected credit loss	Sales allowances	Total
	$	$	$	$	$	$
Balance at the beginning of the year	(0.4)	(0.5)	(0.9)	(0.4)	(0.4)	(0.8)
Losses recognized	(0.2)	(2.8)	(3.0)	(0.3)	(0.6)	(0.9)
Amounts settled or written off during the year	0.1	2.0	2.1	0.3	0.5	0.8
Balance at the end of the year	(0.5)	(1.3)	(1.8)	(0.4)	(0.5)	(0.9)

Trade accounts receivable factoring program
On December 23, 2019, a subsidiary of the Company in Europe entered into an agreement to factor, on a limited recourse basis, certain of its trade accounts receivable up to a limit of €20.0 in exchange for advanced funding equal to 100% of the principal value of the invoice. Accepted currencies include euros, British pounds sterling, and Swiss francs. The Company is charged a fee of the applicable EURIBOR or LIBOR reference rate plus 1.15% per annum, based on the number of days between the purchase date and the invoice due date, which is lower than the Company’s average borrowing rate under its revolving facility. The program is utilized to provide sufficient liquidity to support its international operating cash needs. Upon transfer of the receivables, the Company receives cash proceeds and continues to service the receivables on behalf of the third-party financial institution. The program meets the derecognition requirements in accordance with IFRS 9, Financial Instruments as the Company transfers substantially all the risks and rewards of ownership upon the sale of a receivable. These proceeds are classified as cash flows from operating activities in the statement of cash flows.
For the year ended March 29, 2020, the Company received cash proceeds from the sale of trade accounts receivable with carrying values of $7.8 which were derecognized from the Company’s statement of financial position. Fees of less than $0.1 were incurred during the year ended March 29, 2020 and included in net interest and other financing costs in the statement of income. At March 29, 2020, the outstanding amount of trade accounts receivable derecognized from the Company’s statement of financial position, but which the Company continued to service, was $2.4.